1933 Act File No. 33-25378
                                          1940 Act File No. 811-5684

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 16                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 16                                                       [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                           Dorothy E. Bourrassa, Esq.
                             First Union Corporation
                200 Berkeley Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 16
                                       to
                             REGISTRATION STATEMENT

     This  Post-Effective   Amendment  No.  16  to  Registration  Statement  No.
33-25378/811-5684 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A
                                     ------

       Prospectus for Evergreen U.S. Real Estate Equity Fund contained in Post-Effective Amendment No. 14 to Registration Statement No. 33-25378/811-5684
         filed on November 27, 1996 incorporated by referenced herein.

                                     PART B
                                     ------

 Statement of Additional Information for Evergreen U.S. Real Estate Equity Fund
     contained in Post-Effective Amendment No. 14 to Registration Statement
 No. 33-25378/811-5684 filed on November 27, 1996 is incorporated by reference herein.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                           EVERGREEN EQUITY TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.                                          Location in Prospectus(es)
Part A

Item 1.   Cover Page                                   Cover Page

Item 2.   Synopsis and Fee Table                       Overview of the Fund(s); Expense Information

Item 3.   Condensed Financial Information              Financial Highlights

Item 4.   General Description of Registrant            Cover Page; Description of the Funds; General Information

Item 5.   Management of the Fund                       Management of the Fund(s); General Information

Item 6.   Capital Stock and Other Securities           Dividends, Distributions and Taxes; General Information

Item 7.   Purchase of Securities Being Offered         Purchase and Redemption of Shares

Item 8.   Redemption or Repurchase                     Purchase and Redemption of Shares

Item 9.   Pending Legal Proceedings                    Not Applicable


Part B                                                 Location in Statement of Additional Information

Item 10.  Cover Page                                   Cover Page

Item 11.  Table of Contents                            Table of Contents

Item 12.  General Information and History              Not Applicable

Item 13.  Investment Objectives and Policies           Investment Objectives and Policies; Investment Restrictions; Non-
                                                       Fundamental Operating Policies

Item 14.  Management of the Fund                       Management

Item 15.  Control Persons and Principal                Management

Item 16.  Investment Advisory and Other Services       Investment Advisers; Purchase of Shares

Item 17.  Brokerage Allocation                         Allocation of Brokerage

Item 18.  Capital Stock and Other Securities           Purchase of Shares

Item 19.  Purchase, Redemption and Pricing of          Distribution Plans; Purchase of Shares; Net Asset Value

Item 20.  Tax Status                                   Additional Tax Information

Item 21.  Underwriters                                 Distribution Plans; Purchase of Shares

Item 22.  Calculation of Performance Data              Performance Information

Item 23.  Financial Statements                         Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                             EVERGREEN EQUITY TRUST

                       Supplement dated December 19, 1997

            to the Prospectus dated November 26, 1996 as supplemented
                 for the Evergreen U.S. Real Estate Equity Fund

           and to the Prospectus dated March 3, 1997 as supplemented for the Evergreen Global Real Estate Equity Fund

        NEW INVESTMENT ADVISORY AND ADMINISTRATIVE RELATIONSHIPS PROPOSED



         On December 17, 1997 Evergreen Asset Management Corp. ("Evergreen") entered into a definitive agreement (the "Agreement") with Samuel A. Lieber and Alpine Management & Research, LLC ("Alpine") pursuant to which Alpine, which is controlled by Mr. Lieber, will acquire from Evergreen the portion of its business as investment adviser and administrator relating to the Evergreen U.S. Real Estate Equity Fund and the Evergreen Global Real Estate Equity Fund (the "Funds"), both of which are series of the Evergreen Equity Trust (the "Trust"). Mr. Lieber has been the portfolio manager for the Funds since each Fund's inception and will continue in that capacity following completion of the proposed transactions.

         The Agreement contemplates that, subject to receipt of Board and shareholder approvals and the satisfaction of certain other conditions, on January 12, 1998 or as soon thereafter as practical (the "Closing Date"), (i) each Fund will enter into a new advisory contract with Alpine on the same terms as its current advisory contract with Evergreen, (ii) the Trust and the Funds will be renamed the Alpine Investment Trust, the Alpine U.S. Real Estate Equity Fund and the Alpine Global Real Estate Equity Fund, respectively, and (iii) a new board of Trustees will be elected by shareholders of the Funds. The Agreement also contemplates that on or before March 20, 1998, Alpine will assume responsibility for providing, or causing third parties to provide, to the Funds the administrative services that are currently provided by Evergreen and its affiliates.

         The Board of Trustees of the Trust has approved the proposed transactions subject to receipt of necessary shareholder approvals. The Board has called a special meeting of shareholders of the Funds for January 12, 1998 to vote to approve or disapprove the appointment of Alpine as the investment adviser, to elect the new Trustees, and to approve such other matters as may be necessary or appropriate to effect the transactions contemplated by the Agreement. Proxy materials relating to these proposals will be sent to shareholders of record as of December 17, 1997.



23411

                        SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                    EVERGREEN U.S. REAL ESTATE EQUITY FUND


The Prospectuses of the Fund are hereby supplemented as follows:


The "Expense Information" section is replaced entirely by the following:


     The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.



                                                    Class A Shares        Class B Shares       Class C Shares     Class Y Shares
SHAREHOLDER TRANSACTION EXPENSES                   ----------------   ---------------------   ----------------   ---------------
Maximum Sales Charge Imposed on Purchases
(as a % of offering price)                           4.75%(1)         None                    None                     None
Contingent Deferred Sales Charge (as a % of
original purchase price or redemption proceeds,
whichever is lower)                                None                  5.00%(2)(3)            1.00%(2)               None

(1) The Fund does not charge a front-end sales charge on purchase of $1 million or more, but it does charge a contingent deferred sales charge of 1.00% if you redeem those shares within one year after your purchase.


(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1.00% on amounts redeemed within one year after the month of purchase. The Fund does not charge a contingent deferred sales charge on redemptions made after that. See "Shareholder Information" for more information.


(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc. See "Purchase and Redemption of Shares" for more information.


     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's actual annual operating expenses for the fiscal year ended September 30, 1997. The examples show what you would pay if you invested $1,000 over periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."




                        Annual Operating Expenses(2)
                           (After Reimbursements)
                  ----------------------------------------
                   Class A   Class B   Class C    Class Y
                  --------- --------- --------- ----------
Management Fees   0.28%     0.28%     0.28%     0.28%
12b-1 Fees (1)    0.25%     1.00%     1.00%     0.00%
Other Expenses    1.24%     1.24%     1.24%     1.23%
                  ----      ----      ----      ----
Total             1.77%     2.52%     2.52%     1.51%
                  ====      ====      ====      ====


                                          Examples
                 ----------------------------------------------------------
                                Assuming                      Assuming
                               Redemption                        no
                            at End of Period                 Redemption
                 --------------------------------------- ------------------
                  Class A   Class B   Class C   Class Y   Class B   Class C
                 --------- --------- --------- --------- --------- --------
After 1 Year        $ 65      $ 76      $ 36      $ 15      $ 26     $ 26
After 3 Years       $101      $108      $ 78      $ 48      $ 78     $ 78
After 5 Years       $139      $154      $134      $ 82      $134     $134
After 10 Years      $246      $259      $286      $180      $259     $286

(1) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.25% of average net assets. For Class B and C shares, a portion of the 12b-1 fees equivalent to 0.25% of average annual assets will be shareholder servicing-related. Distribution-related 12b-1 fees will be limited to 0.75% of average annual assets as permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD").


(2) Evergreen Asset Management Corp. ("Evergreen Asset") has agreed to reimburse the Fund to the extent that the Fund's aggregate annual operating expenses (excluding 12b-1 fees) exceed 1.50% of average net assets for any fiscal year. Evergreen Asset may cease these voluntary expense reimbursements at any time. For the fiscal year ended September 30, 1997, Evergreen Asset reimbursed and/or waived certain other expenses and/or management fees of the Fund. Absent such reimbursements and/or waivers, the Fund would have paid the expenses equal to the following percentages of net assets:

                                                            Total Fund Operating
                                            Management       Expenses (Without
                                               Fees            Waivers and/or
                                         (Without Waiver)      Reimbursement)
Fund                                    ------------------ ---------------------
Evergreen U.S. Real Estate Equity Fund
 Class A                                        1.00%                 2.49%
 Class B                                        1.00%                 3.24%
 Class C                                        1.00%                 3.24%
 Class Y                                        1.00%                 2.26%

The "Financial Highlights" section is replaced entirely by the following:


     The following tables present for the Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of the Fund, if shorter, for Evergreen U.S. Real Estate Equity Fund has been audited by Price Waterhouse LLP, the Fund's independent auditors. The Fund's annual report which includes the Fund's financial statements, related notes, additional performance information and the report of Price Waterhouse LLP, is incorporated by reference into the Statement of Additional Information. You may obtain a copy of the Fund's annual report free of charge from the Fund.


Evergreen U.S. Real Estate Equity Fund -- Class A and B Shares



                                                                                            Class A Shares
                                                                      ----------------------------------------------------------
                                                                                       Year Ended September 30,
                                                                      ----------------------------------------------------------
                                                                       1997(double dagger)   1996(double dagger)       1995*
                                                                      --------------------- --------------------- --------------
PER SHARE DATA:
Net asset value beginning of year ...................................       $ 12.49              $ 11.42            $    9.21
                                                                            -------              -------            ---------
Income from investment operations
Net investment income ...............................................         0.12#                 0.20                 0.18
Net realized and unrealized gain on investments .....................         8.57                  1.28                 2.03
                                                                           --------              -------            ---------
 Total from investment operations ...................................         8.69                  1.48                 2.21
                                                                           --------              -------            ---------
Less distributions from
Net investment income ...............................................         (0.26)#              (0.20)                   0
Net realized gain on investments ....................................         (1.58)               (0.21)                   0
                                                                           ---------             ---------          ---------
 Total distributions ................................................         (1.84)                (0.41)                  0
                                                                           ---------             ---------          ---------
 Net asset value end of year ........................................      $  19.34               $ 12.49            $  11.42
                                                                           =========             =========          =========
TOTAL RETURN + ......................................................         78.28%               13.12%              24.00%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Total expenses .....................................................          1.77%                1.72%             1.78%++
 Interest expense ...................................................         N/A                   0.04%              N/A
 Total expenses, excluding indirectly paid expenses .................         1.76%                 N/A                N/A
 Total expenses, excluding fee waivers & expense reimbursements .....         2.49%                 9.65%           364.74%++
 Net investment income ..............................................         0.90%                 1.60%             3.13%++
Portfolio turnover rate .............................................          205%                  169%              115%
Average commission rate paid per share ..............................      $ 0.0597             $  0.0619            N/A
Net assets end of year (thousands) ..................................      $  2,778             $     263          $     5

--------
(double dagger) Calculated based on average shares outstanding throughout the period.
* For the period from March 10, 1995 (commencement of class operations) to September 30, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
# The per share amount of net investment income is not in accordance with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. Further, the distributions declared on such date were paid principally from net investment income earned during the previous fiscal year.

                                                                                            Class B Shares
                                                                      ----------------------------------------------------------
                                                                                       Year Ended September 30,
                                                                      ----------------------------------------------------------
                                                                       1997(double dagger)   1996(double dagger)       1995*
                                                                      --------------------- --------------------- --------------
 PER SHARE DATA:
 Net asset value beginning of year ..................................       $ 12.41              $ 11.37            $   9.19
                                                                            -------              -------            --------
 Income from investment operations
 Net investment income ..............................................         0.02#                0.13                 0.05
 Net realized and unrealized gain on investments ....................         8.49                 1.27                 2.13
                                                                           --------              -------            --------
 Total from investment operations ...................................         8.51                 1.40                 2.18
                                                                           --------              -------            --------
 Less distributions from
 Net investment income ..............................................         (0.20)#               (0.15)                 0
 Net realized gain on investments ...................................         (1.58)                (0.21)                 0
                                                                           ---------             ---------          --------
 Total distributions ................................................         (1.78)                (0.36)                 0
                                                                           ---------             ---------          --------
 Net asset value end of year ........................................      $ 19.14               $ 12.41            $  11.37
                                                                           =========             =========          ========
 TOTAL RETURN + .....................................................        76.87%                12.49%              23.72%
 RATIOS/SUPPLEMENTAL DATA
 Ratios to average net assets:
 Total expenses .....................................................         2.52%                 2.46%            2.51%++
 Interest expense ...................................................         N/A                   0.04%              N/A
 Total expenses, excluding indirectly paid expenses .................         2.51%                  N/A               N/A
 Total expenses, excluding fee waivers & expense reimbursements .....         3.24%                 6.19%           28.70%++
 Net investment income ..............................................         0.12%                 1.05%            2.00%++
 Portfolio turnover rate ............................................          205%                  169%               115%
 Average commission rate paid per share .............................      $  0.0597             $  0.0619            N/A
 Net assets end of year (thousands) .................................      $   3,446             $     431          $   160

--------
(double dagger) Calculated based on average shares outstanding throughout the period.
* For the period from March 7, 1995 (commencement of class operations) to September 30, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
# The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distributions declared on such date were paid principally from net investment income earned during the previous fiscal year.

Evergreen U.S. Real Estate Equity Fund -- Class C and Y Shares


                                                                                            Class C Shares
                                                                      ----------------------------------------------------------
                                                                                       Year Ended September 30,
                                                                      ----------------------------------------------------------
                                                                       1997(double dagger)   1996(double dagger)       1995*
                                                                      --------------------- --------------------- --------------
PER SHARE DATA:
Net asset value beginning of year ...................................       $ 12.44              $ 11.41            $   10.87
                                                                            -------              -------            ---------
Income from investment operations
Net investment income ...............................................         0.03#                0.13                  0.08
Net realized and unrealized gain on investments .....................         8.47                 1.28                  0.46
                                                                           --------              -------            ---------
 Total from investment operations ...................................         8.50                 1.41                  0.54
                                                                           --------              -------            ---------
Less distributions from
Net investment income ...............................................         (0.23)#              (0.17)                  0
Net realized gain on investments ....................................         (1.58)               (0.21)                  0
                                                                           ---------             ---------          ---------
 Total distributions ................................................         (1.81)               (0.38)                  0
                                                                           ---------             ---------          ---------
 Net asset value end of year ........................................      $ 19.13               $ 12.44            $   11.41
                                                                           =========             =========          =========
TOTAL RETURN + ......................................................        76.89%             12.49%             4.97%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Total expenses .....................................................         2.52%              2.47%             2.49%++
 Interest expense ...................................................         N/A                0.04%              N/A
 Total expenses, excluding indirectly paid expenses .................         2.51%              N/A                N/A
 Total expenses, excluding fee waivers & expense reimbursements .....         3.24%             18.82%           421.54%++
 Net investment income ..............................................         0.23%              1.08%             2.55%++
Portfolio turnover rate .............................................          205%               169%              115%
Average commission rate paid per share ..............................      $  0.0597             $  0.0619          N/A
Net assets end of year (thousands) ..................................      $   1,673             $     125          $ 3

--------
(double dagger) Calculated based on average shares outstanding throughout the period.
* For the period from July 12, 1995 (commencement of class operations) to September 30, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
# The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distributions declared on such date were paid principally from net investment income earned during the previous fiscal year.


                                                                                     Class Y Shares
                                                                       -------------------------------------------
                                                                                Year Ended September 30,
                                                                       -------------------------------------------
                                                                        1997(double dagger)   1996(double dagger)
                                                                       --------------------- ---------------------
 PER SHARE DATA:
 Net asset value beginning of year ...................................       $ 12.56              $ 11.44
                                                                             -------              -------
 Income from investment operations
 Net investment income ...............................................         0.16#                0.24
 Net realized and unrealized gain (loss) on investments ..............         8.63                 1.29
                                                                            --------              -------
  Total from investment operations ...................................         8.79                 1.53
                                                                            --------              -------
 Less distributions from
 Net investment income ...............................................         (0.28)#              (0.20)
 In excess of net investment income ..................................             0                     0
 Net realized gains on investments ...................................         (1.58)               (0.21)
                                                                            ---------             ---------
  Total distributions ................................................         (1.86)               (0.41)
                                                                            ---------             ---------
  Net asset value, end of year .......................................      $ 19.49               $ 12.56
                                                                            =========             =========
 TOTAL RETURN ........................................................        78.79%                13.57%
 RATIOS/SUPPLEMENTAL DATA
 Ratios to average net assets:
  Total expenses .....................................................         1.51%                 1.46%
  Interest expense ...................................................         N/A                   0.04%
  Total expenses, excluding indirectly paid expenses .................         1.50%                 N/A
  Total expenses, excluding fee waivers & expense reimbursements .....         2.26%                 2.25%
  Net investment income ..............................................         1.10%                 2.02%
 Portfolio turnover rate .............................................          205%                  169%
 Average commission rate paid per share ..............................      $  0.0597             $  0.0619
 Net assets end of year (thousands) ..................................      $  19,459             $  10,601



                                                                                 Class Y Shares
                                                                       -----------------------------------  September 1, 1993*
                                                                             Year Ended September 30,            through
                                                                       -----------------------------------     December 31,
                                                                           1995     1994**(double dagger)          1993
                                                                       ----------- ----------------------- -------------------
 PER SHARE DATA:
 Net asset value beginning of year ...................................  $ 10.07           $  10.71              $  10.00
                                                                        -------           --------              --------
 Income from investment operations
 Net investment income ...............................................     0.23               0.11                  0.04
 Net realized and unrealized gain (loss) on investments ..............     1.46              (0.75)                 0.72
                                                                        -------           --------              --------
  Total from investment operations ...................................     1.69              (0.64)                 0.76
                                                                        -------           --------              --------
 Less distributions from
 Net investment income ...............................................     (0.20)                0                 (0.04)
 In excess of net investment income ..................................         0                 0                 (0.01)
 Net realized gains on investments ...................................     (0.12)                0                     0
                                                                        --------          --------              --------
  Total distributions ................................................     (0.32)                0                 (0.05)
                                                                        --------          --------              --------
  Net asset value, end of year .......................................  $  11.44          $  10.07              $  10.71
                                                                        ========          ========              ========
 TOTAL RETURN ........................................................     17.63%           (5.98%)                7.60%
 RATIOS/SUPPLEMENTAL DATA
 Ratios to average net assets:
  Total expenses .....................................................      1.50%            1.49%+               0.44 +
  Interest expense ...................................................      N/A              N/A                   N/A
  Total expenses, excluding indirectly paid expenses .................      N/A              N/A                   N/A
  Total expenses, excluding fee waivers & expense reimbursements .....      2.70%            2.65%+                3.59%+
  Net investment income ..............................................      2.45%            1.60%+                1.93%+
 Portfolio turnover rate .............................................       115%             102%                   17%
 Average commission rate paid per share ..............................      N/A              N/A                   N/A
 Net assets end of year (thousands) ..................................  $  9,456          $  8,630              $  4,610

--------
(double dagger) Calculated based on average shares outstanding throughout the period.
*  Commencement of class operations.
** For the nine months ended September 30, 1994. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1994.
+  Annualized.
# The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distributions declared on such date were paid principally from net investment income earned during the previous fiscal year.



February 1, 1998

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                     EVERGREEN U.S. REAL ESTATE EQUITY FUND

                             DATED FEBRUARY 1, 1998


         The Statement of Additional Information is hereby supplemented to reflect the following information:

FINANCIAL STATEMENTS

         The Fund's audited financial statements and the report thereon are hereby incorporated by reference to the Fund's annual report, a copy of which may be obtained without charge from Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121.

Trustee Compensation

          Listed below is the Trustee compensation for the twelve-month period ended September 30, 1997.


                                                           COMPENSATION FROM
TRUSTEE                        COMPENSATION FROM           TRUST AND FUND
                               TRUST                       COMPLEX
Laurence B. Ashkin             $476.23                     $63,400
Charles A. Austin III *                                    41,400
Foster Bam                     176.08                      48,575
K. Dun Gifford*                                            38,700
James S. Howell                511.98                      100,542
Robert Jeffries                187.14                      14,600
Leroy Keith Jr.*                                           37,800
Gerald M. McDonnell            376.94                      87,051
Thomas L. McVerry              490.88                      91,101
William Walt Pettit            476.74                      89,101
David M. Richardson*                                       41,400
Russell A. Salton, III         476.93                      90,701
Michael S. Scofield            376.93                      87,801
Richard J. Shima               15.94                       61,125

*Not a Trustee of the Trust during the relevant fiscal period.

         As of December 31. 1997, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of the Fund.

         Set forth below is information with respect to each person who, to the Fund's knowledge, owned beneficially or of record more than 5% of a class of the Fund's outstanding shares as of December 31, 1997.


CLASS A

Charles Schwab & Co. Inc.                                  9.96%
Special Custody Account for the
Exclusive Benefit of Customers
Attn:  Mutual Funds Dept
101 Montgomery St.
San Francisco, CA 94104-4122

NFSC FEBO #367-355550                                      6.70%
Charles L. Cabe
Separate Property
C/O CLC Interests
5956 Sherry Ln Ste 1000
Dallas, TX 75225-8021

NFSC FEBO #191-114421                                      5.12%
Fmt Co Cust IRA
FBO Robert P. White
RR 3 Box 587-1
Jasper, TX 75951

CLASS B

MLPF&S for the sole benefit                                13.08%
Of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr. E 3rd Floor
Jacksonville, FL 32246-6484

Prudential Securities Inc. FBO                             5.19%
Harold L. Endlich Ttee
Harold L. Endlich 1993
Revocable Intervivos Trust UA
DTD 11/05/93
Northridge, CA 91325-2613

CLASS C

MLPF&S for the sole benefit                                32.78%
Of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr. E 3rd Floor
Jacksonville, FL 32246-6484

NFSC FEBO #X54-079561                                      6.41%
Thompson Family Trust
Howard J. Thompson Jr Ttee
U/A 0-6/15/93 3755 Milan St.
San Diego, CA 92107-3711

CLASS Y

Stephen A. Lieber                                          22.33%
1210 Greacen Point Rd.
Mamaroneck, NY 10543-4693

Constance E. Lieber                                        7.67%
1210 Greacen Point Rd.
Mamaroneck, NY 10543-4693

Charles Schwab & Co. Inc.                                  6.52%
Special Custody Account for the
Exclusive Benefit of Customers
Reinvest Account Mut Fds Dept
101 Montgomery St.
San Francisco, CA 94104-4122

The Essel Foundation                                       5.71%
1210 Greacen Point Rd.
Mamaroneck, NY 10543-4693

Samuel A. Lieber                                           5.26%
2 Beach Ave.
Larchmont, NY 10538-4005


EXPENSES

         The table below shows the total dollar amounts paid by the Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisers" and "Distribution Plans."



1997 FUND EXPENSES

                                                                       Total            Underwriting
Advisory          Class A           Class B          Class C           Underwriting     Commissions
Fees              12b-1 Fees        12b-1 Fees       12b-1 Fees        Commissions      Retained
================= ================  ================ ================  ================ ================
$156,812*         $1,824            $12,232          $4,917            $17,137          $2,053


*The Fund's fee waivers and expense reimbursements amounted to $116,715, resulting in a net advisory fee of $40,097.


BROKERAGE COMMISSIONS PAID

         The table below shows (1) the aggregate dollar amounts paid by the Fund in brokerage commissions and (2) the total dollar amount paid to Lieber and Company, an affiliate of FUNB for each of the last three year.


                        REAL ESTATE
======================  ===================
1997 Aggregate          $ 164,711
Dollar Amount

1997 Dollar Amount      $ 152,636
Paid to Lieber

COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of the Fund. The example assumes a purchase of Class A shares of the Fund aggregating less than $100,000 based upon the NAV of the Fund's Class A shares at the end of the Fund's latest fiscal period.


FUND*         DATE       NET ASSET VALUE   PER SHARE SALES    OFFERING PRICE PER
                                           CHARGE             SHARE
Real Estate   9/30/97    $19.34            4.75%              $20.30


PERFORMANCE

Total Return

         The average annual total returns for each class of shares of the Fund (including applicable sales charges) for the period ended September 30, 1997 are as follows:

 REAL ESTATE    ONE YEAR    THREE YEARS    FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
   Class A       69.81%         --             --             40.28%           Mar. 10, 1995
   Class B       71.87%         --             --             41.25%           Mar. 7, 1995
   Class C       75.89%         --             --             39.24%           July 12, 1995
   Class Y       78.79%       33.65%           --             24.09%           Sept. 1, 1993


Yield

       Below are the Fund's yields for the thirty-day period ended September 30, 1997:


FUND              Class A         Class B        Class C        Class Y
================= ==============  ============== ============== ==============
REAL ESTATE       .69%            .05%           .04%           .98%


23384

                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     EVERGREEN U.S. REAL ESTATE EQUITY FUND

     The following  financial  statements are  incorporated  by reference to the
Registrant's   Annual  Report,   as  filed  with  the  Securities  and  Exchange
Commission.

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  September 30, 1997; and for
                                                  the period from March 10, 1995
                                                  (Commencement of Operations)
                                                  to September 30, 1995.

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  September 30, 1997; and for
                                                  the period from March 7, 1995
                                                  (Commencement of Operations)
                                                  to September 30, 1995.

     Class C Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  September 30, 1997; and for
                                                  the period from July 12, 1995
                                                  (Commencement of Operations)
                                                  to September 30, 1995.

     Class Y Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  September 30, 1997; for the
                                                  nine-month period ended
                                                  September 30, 1994; and for
                                                  the period from
                                                  September 1, 1993
                                                  (Commencement of Operations)
                                                  to December 31, 1993.

     Schedule of Investments                      September 30, 1997

     Statement of Assets and Liabilities          September 30, 1997

     Statement of Operations                      Year ended September 30, 1997

     Statement of Changes in Net Assets           For each of the years in the
                                                  two-year period ended
                                                  September 30, 1997

     Notes to Financial Statements

     Independent Accountants' Report              November 11, 1997

Item 24(b).    Exhibits:

Exhibit
Number         Description                             Location
-------        -----------                             --------
(1)(a)         Declaration of Trust                    (1)
   (b)         Amendment to Declaration of Trust       (1)
   (c)         Form of instrument providing for the
               Establishment and Designation of
               Classes                                 (1)
(2)(a)         By-Laws                                 (1)
(3)            None
(4)            Instruments Defining Rights of
               Shareholders                            (1)
(5)(a)         Investment Advisory Agreement           (1)
(5)(b)         Investment Subadvisory Agreement        (1)
(6)            Distribution Agreement                  (1)
(7)            None
(8)            Custodian Agreement                     (1)
(9)            None
(10)           None
(11)           Consent of Independent Accountants      (2)
(12)           None
(13)           None
(14)           None
(15)           Rule 12b-1 Distribution Plan            (1)
(16)           Performance Calcluations                (2)
(17)           Financial Data Schedules                (2)
(18)           Multiple Class Plan                     (1)
(19)           Powers of Attorney                      (1)
-----------------

(1)   Incorporated by reference to Registrant's previous filings on Form N-1A.
(2)   Filed herewith.

Item 25.  Persons Controlled by or Under Common Control with Registrant:

     Not applicable.

Item 26.  Number of Holders of Securities (as of December 31, 1997):

     Title of Class                          Number of Record Holders
     --------------                          ------------------------
     Evergreen U.S. Real Estate Equity Fund
     Class A                                      374
     Class B                                      507
     Class C                                      125
     Class Y                                      470

Item 27.  Indemnification: (1.)

--------------------------------------
(1.)   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 15 filed on January 2, 1997 on Form N-1A.

Item 28.  Business and Other Connections of Investment Adviser:

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 28th day of January, 1998.

                                        EVERGREEN EQUITY TRUST

                                        /s/ William J. Tomko
                                        ---------------------------
                                        Name: William J. Tomko
                                        Title: President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of January, 1998.


/s/William J. Tomko                    /s/ Laurence B. Ashkin*
-------------------------               -----------------------------
William J. Tomko                        Laurence B. Ashkin
President amd Treasurer (Principal      Trustee
  Financial and Accounting Officer)

 /s/ Russell A. Salton, III MD*         /s/ Thomas L. McVerry*
-------------------------               ------------------------------
Russell A. Salton, III MD               Thomas L. McVerry
Trustee                                 Trustee

/s/ William Walt Pettit*                /s/ Michael S. Scofield*
----------------------------            -------------------------
William Walt Pettit                     Michael S. Scofield
Trustee                                 Trustee

/s/ James S. Howell*                    /s/ Gerald M. McDonnell*
-----------------------------           ------------------------
James S. Howell                         Gerald M. McDonell
Trustee                                 Trustee

/s/ Foster Bam*
-------------------------
Foster Bam
Trustee


*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     *Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
11                       Consent of Price Waterhouse LLP
16                       Performance Calculations
17                       Financial Data Schedules